Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments [Abstract]
COMMITMENTS

NOTE 9 – COMMITMENTS

The Company entered into an agreement with Atlanta Marketing Consultant (“Atlanta”), which commenced on May 15, 2010 where Atlanta will be entitled to a 5% commission of the total amount received by the Company on all business generated as a result of each business arrangement introduced by the efforts of Atlanta.  In the event Atlanta is able to assist the Company in the raising of capital through said contacts, Atlanta will be entitled to a one-time consulting fee of 3% to 5% of the amount of capital raised. If the amount of capital raised by the Company is $750,000 or below, Atlanta will receive a 5% consulting fee.  If the amount of capital raised is over $750,000 but below $1,500,000, Atlanta will receive in a consulting fee of 4% of monies raised. Any amount of capital raised by the Company exceeding $1,500,000 will result in a consulting fee payment of 3%. All payments will be due on a quarterly basis and paid on the 5th day of the month of each new quarter of the calendar year. The agreement shall not terminate as long as the Company is receiving income or equity positions from parties brought to the Company as a result of Atlanta’s efforts for a period ending 5 years from the first transaction.

The Company entered into a service agreement with Troy Spencer (“Spencer”) dated on November 19, 2012 in which Spencer has been engaged to assist the Company in raising capital through said contracts. Spencer will be entitled to a consulting fee of 3% to 10% of the amount of capital raised.  If the amount of capital raised by the Company is $750,000 or below, Spencer will receive a 10% consulting fee.  If the amount of capital raised is over $750,000 but below $1,500,000, Spencer will receive a consulting fee of 4% of monies raised.  Any amount of capital raised by the Company exceeding $1,500,000 will result in a consulting fee payment of 3%.  All aforementioned payments will be due within 10 business days after the Company receives funding from an investor.  Spencer will receive fee payments for investments from the same investors for a period of 36 months from the initial investment.  The agreement shall not terminate as long as the Company is receiving income or equity positions from all aforementioned parties and other potential parties brought to the Company as a result of Spencer’s efforts.

On March 2, 2013 the Company entered into a consulting agreement with Earl H. Roberts Limited (“Roberts”).  The Company agreed to pay a fee of 10% of the total cash or value of stock issued of business derived from Roberts’ efforts from introductions, for licensing of technologies, or sale of technology.  Furthermore, the Company agrees to pay a fee equal to 2% of the equity ownership for technology commercialization partnerships as a result of introductions.  Roberts can elect to forgo cash payment for stock in the Company.

On May 30, 2013, the Company entered into a lease agreement for Engineering and Office Rental Space with Trialon Corporation. The monthly lease rate is $5,075.    The Company paid a security deposit of $5,075 and the first six months of rent of $30,450 in June 2013.    There is no prepaid rent balanced as of September 30, 2014.

NOTE 10 – COMMITMENTS

The Company entered into an agreement with Atlanta Marketing Consultant (“Atlanta”), which commenced on May 15, 2010 where Atlanta will be entitled to a 5% commission of the total amount received by the Company on all business generated as a result of each business arrangement introduced by the efforts of Atlanta.  In the event Atlanta is able to assist the Company in the raising of capital through said contacts, Atlanta will be entitled to a one-time consulting fee of 3% to 5% of the amount of capital raised.    If the amount of capital raised by the Company is $750,000 or below, Atlanta will receive a 5% consulting fee.  If the amount of capital raised is over $750,000 but below $1,500,000, Atlanta will receive in a consulting fee of 4% of monies raised.  Any amount of capital raised by the Company exceeding $1,500,000 will result in a consulting fee payment of 3%.  All payments will be due on a quarterly basis and paid on the 5th  day of the month of each new quarter of the calendar year.  The agreement shall not terminate as long as the Company is receiving income or equity positions from parties brought to the Company as a result of Atlanta’s efforts for a period ending 5 years from the first transaction.

The Company entered into a service agreement with Troy Spencer (“Spencer”) dated on November 19, 2012 in which Spencer has been engaged to assist the Company in raising capital through said contracts. Spencer will be entitled to a consulting fee of 3% to 10% of the amount of capital raised.  If the amount of capital raised by the Company is $750,000 or below, Spencer will receive a 10% consulting fee.  If the amount of capital raised is over $750,000 but below $1,500,000, Spencer will receive a consulting fee of 4% of monies raised.  Any amount of capital raised by the Company exceeding $1,500,000 will result in a consulting fee payment of 3%.  All aforementioned payments will be due within 10 business days after the Company receives funding from an investor.  Spencer will receive fee payments for investments from the same investors for a period of 36 months from the initial investment.  The agreement shall not terminate as long as the Company is receiving income or equity positions from all aforementioned parties and other potential parties brought to the Company as a result of Spencer’s efforts.

On March 2, 2013 the Company entered into a consulting agreement with Earl H. Roberts Limited (“Roberts”).  The Company agreed to pay a fee of 10% of the total cash or stock values of business derived from Roberts’ efforts from introductions, for licensing of technologies, or sale of technology.  Furthermore, the Company agrees to pay a fee equal to 2% of the equity ownership for technology commercialization partnerships as a result of introductions.  Roberts can elect to forgo cash payment for stock in the Company.

On May 30, 2013, the Company entered into a lease agreement for Engineering and Office Rental Space with Trialon Corporation for a period of one year commencing on July 1, 2013 to June 30, 2014.    The monthly lease rate is $5,075.    The Company has paid a security deposit of $5,075 and the first six-month rent of $30,450 in June 2013.    Rent consideration for January 1, 2014 to June 30, 2014 will be payable on January 1, 2014.

Currently no capital has been raised from these agreements.